RELATED PARTIES:	12 Months Ended
Dec. 31, 2022
RELATED PARTIES:
RELATED PARTIES:

NOTE 13 — RELATED PARTIES:

The Company’s policy is to enter into transactions with related parties on terms that are on the whole no less favorable to it than those that would be available from unaffiliated parties at arm’s length. Based on its experience in the business sectors in which it operates and the terms of the transactions with unaffiliated third parties, The Company believes that all of the transactions described below met this policy standard at the time they occurred.

On May 4, 2017, the Company’s Board of Directors approved the execution of a management and consulting services agreements with Ilan Gat Engineers Ltd. (hereinafter: “Ilan Gat”), an entity controlled by Mr. Yoel Gat, the Former CEO and a significant shareholder in the Company. According to this agreement, as of 2018, the management fees will be paid to Ilan Gat, which consists of a monthly management fees of $50 and reimbursement of other monthly expenses for the services of Yoel Gat and Simona Gat, the President and COO of the Company. In November 2019 the Company’s board of directors approved a retroactive update of the monthly management fee starting in January 2019 to the amount of $100 and reimbursement of other monthly expenses. In January 2021 the Company’s board of directors approved an update of the monthly management fee starting in January 2021 to the amount of $110 and reimbursement of other monthly expenses and a yearly bonus of 0.67% for Yoel Gat’s services and 0.67% for Simona Gat’s services out of the incremental year to year growth in Equity in the consolidated financial statements of the Company effective 2021 and Annual Bonus of 0.67% for Yoel Gat’s services and 0.67% for Simona Gat’s services out of the incremental year to year growth in revenues of the Company each year effective 2021. On December 24th, 2020 and on January 4th, 2021 the board and the shareholders, respectively approved the grant of 1.3 million options to Yoel Gat and 1.3 million options to Ms. Simona Gat to purchase ordinary shares of the Company according to the 2020 Share Award Plan.

On April 8, 2022 Mr. Yoel Gat, the Company’s former CEO, Chairman and founder passed away due to fatal illness.

NOTE 13 — RELATED PARTIES: (continued)

On May 4, 2017, the board of directors of the Company approved the execution of a management and consulting services agreement, Raysat Israel Ltd., an entity controlled by Mr. Yoav Leibovitch, Chairman, , pursuant to which Mr. Leibovitch’s management fees consisting of: (i) management fees of $25 on a monthly basis, and reimbursements of other monthly expenses. In November 2019 the company board approved the monthly management fee update retroactively from January 2019 to the amount of $50 and reimbursement of other monthly expenses. On December 24th, 2020 the board approved the grant of 1.3 million options to Mr. Yoav Leibovitch to purchase ordinary shares of the Company according to the 2020 Share Award Plan. In January 2021 the Company’s board of directors approved an update of the monthly management fee starting in January 2021 to the amount of $55 and reimbursement of other monthly expenses and a yearly bonus of 0.67% out of the incremental year to year growth in Equity in the consolidated financial statements of the Company effective 2021 and (“Yearly Bonus”) Annual Bonus of 0.67% out of the incremental year to year growth in revenues of the Company each year effective 2021 (“Annual Bonus”).

In February 2022 the Company’s board of directors approved subject to the consummation of a SPAC transaction or IPO an update of the monthly management fee starting in January 2022 to the amount of $85 and reimbursement of other monthly expenses and updated the rates of the Yearly Bonus and Annual Bonus to 1%. On January 31, 2022 the board approved a bonus of $2 million for the completion of the loan from Francisco Partners (See Note 11e).

On September 13, 2022 and on September 29, 2022 the board and the shareholders, respectively approved subject to the consummation of a SPAC transaction (1) an update of the monthly management fee starting in October 2022 to the amount of $100 and reimbursement of other monthly expenses (2) updated the rates of the Yearly Bonus and Annual Bonus to 2% from 2023 and (3) a success bonus of $2 million.

Following the closing of the Business Combination the company has issued to certain of its founders Price Adjustment Shares. See note 14.

On February 6, 2018 and on February 14, 2020 the Company signed on three development agreements with Jet Talk to provide an electronically steerable Panel Antenna Array (“PAA”) and supporting modem for a total consideration of $32,000 to be provided during 2018 through 2023. (See also Note 8).

On May 2018 the Company signed a subscription agreement with one of its shareholders for investment of $5,000 of which, initial payment of $750 was transferred on May 2018. The investment hasn’t been completed and on December 2020 the Company issued 123 Ordinary shares in consideration of the initial payment.

Transactions with related parties

	For the year ended
	December 31
	2022	2021
Revenues from Jet Talk	—	3,116
Revenues from iDirect (*)	489	2,074

(*) After SPAC transaction Idirect is no longer a related party.

NOTE 13 — RELATED PARTIES: (continued)

For the year ended December 31, 2022:

		Scope of	Holding	Salary and	Expected	Share-
Name	Position	Position	Rate	related expenses	Bonus	Based Payments
Ilan Gat (Simona Gat)	President and COO	Full Time	19.8%	660	40	39
Raysat (Yoav Leibovitch)	Chairman and Former CFO	Full Time	27.04%	5,065	60	39

For the year ended December 31, 2021:

		Scope of	Holding	Salary and	Expected	Share-
Name	Position	Position	Rate	related expenses	Bonus	Based Payments
Ilan Gat (Yoel Gat)	Former CEO	Full Time	22.5%	660	76	39
Ilan Gat (Simona Gat)	President and COO	Full Time	0%	660	76	39
Raysat (Yoav Leibovitch)	CFO	Full Time	12.2%	660	76	39

Outstanding balances with related parties

	For the year ended
	December 31
	2022	2021
Assets
Contract assets (Jet Talk)	1,679	1,685
Jet Talk	157	—
Total Assets	1,836	1,685
Labilities
Raysat Israel Ltd.	160	605
Ilan Gat Engineers Ltd	95	1,210
Liability to shareholder	—	334
Bonus Accrued to former CEO	100	—
Jet Talk	53	—
Total Liabilities	408	2,149